Document And Entity Information	Jul. 30, 2025
Document Information Line Items
Entity Central Index Key	0001356570
Document Type	8-K
Document Period End Date	Jul. 30, 2025
Entity Registrant Name	WNS (HOLDINGS) LIMITED
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-32945
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Gate 4, Godrej & Boyce Complex
Entity Address, Address Line Two	Pirojshanagar
Entity Address, Address Line Three	Vikhroli (W)
Entity Address, City or Town	Mumbai
Entity Address, Country	IN
Entity Address, Postal Zip Code	400 079
Local Phone Number	6826-2100
City Area Code	+91-22
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary share, par value 10 pence per share
Trading Symbol	WNS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Other Address One
Document Information Line Items
Entity Address, Address Line One	HYLO,23rd Floor, 103-105 Bunhill Row, Old street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	ECY1Y 8LZ
Other Address Two
Document Information Line Items
Entity Address, Address Line One	515 Madison Avenue, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022